Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees - Parenthetical (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2024	Mar. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset		¥ 166,730	¥ 170,993
Operating lease liabilities	[1]	189,814	193,883
Accounting Standards Update 2016-02 [Member]
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset		23,157	23,311
Operating lease liabilities		¥ 23,157	¥ 23,311

[1]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.